Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 4,507	$ 7,102	$ 9,055
Sales and transfers, net of production costs	(515)	(1,819)	(3,173)
Net change in sales and transfer prices, net of future production costs	(2,672)	(1,624)	(2,862)
Changes in reserves and production rates (timing)	(1,761)	(1,390)	(574)
Net changes for extensions, discoveries and improved recovery	7,922	2,782	4,722
Changes in estimated future development and abandonment costs	(1,738)	(3,734)	(3,481)
Development costs incurred during the year that reduced future development costs	1,777	1,996	1,439
Accretion of discount	525	984	806
Net change in income taxes	(1,783)	211	1,148
Others	1	(1)	22
End of year	$ 6,263	$ 4,507	$ 7,102